Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Storm Recovery Property Servicing Agreement, dated as of February 11, 2025 (Servicing Agreement), by and between NEW YORK STATE ELECTRIC AND GAS CORPORATION, as servicer (Servicer), and NYSEG STORM FUNDING, LLC, the Servicer does hereby certify, for the November 1, 2025, Payment Date (Current Payment Date), as follows:
Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods: Issuance through September 30, 2025
Payment Date: November 1, 2025

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
	i.	Remittances for the February 2025 Collection Period	$—
	ii.	Remittances for the March 2025 Collection Period	$117,049.18
	iii.	Remittances for the April 2025 Collection Period	$8,829,727.44
	iv.	Remittances for the May 2025 Collection Period	$14,816,478.47
	v.	Remittances for the June 2025 Collection Period	$11,946,275.00
	vi.	Remittances for the July 2025 Collection Period	$13,406,279.06
	vii.	Remittances for the August 2025 Collection Period	$13,649,072.87
	viii.	Remittances for the September 2025 Collection Period	$15,881,548.91
	ix.	Investment Earnings on General Subaccount	$407,713.85
	x.	General Subaccount Balance (sum of i through ix above)	$79,054,144.78
	xi.	Investment Earnings on Excess Funds Subaccount	$—
	xii.	Excess Funds Subaccount Balance as of prior Payment Date	$—
	xiii.	Excess Funds Subaccount Balance (sum of xi through xii above)	$—
	xiv.	Investment Earnings on Capital Subaccount[1]	$64,295.40
	xv.	Capital Subaccount Balance as of prior Payment Date	$3,553,000.00
	xvi.	Capital Subaccount Balance (sum of xiv through xv above)	$3,617,295.40
	xvii.	Collection Account Balance (sum of x, xiii, & xvi above)	$82,671,440.18

2.	Outstanding Amounts of as of prior Payment Date:
	i.	Tranche A-1 Outstanding Amount	$225,000,000.00
	ii.	Tranche A-2 Outstanding Amount	$225,000,000.00
	iii.	Tranche A-3 Outstanding Amount	$260,600,000.00
	iv.	Aggregate Outstanding Amount of all Recovery Bonds	$710,600,000.00

3.	Required Funding/Payments as of Current Payment Date:
	a)	Principal					Principal Due
		i.	Tranche A-1				$41,751,857.18
		ii.	Tranche A-2				$—
		iii.	Tranche A-3				$—
		iv.	All Recovery Bonds				$41,751,857.18

	b)	Interest		Interest Rate	Days in Interest Period	Principal Balance	Interest Due
		i.	Tranche A-1	4.713%	260	$225,000,000.00	$7,658,625.00
		ii.	Tranche A-2	4.866%	260	$225,000,000.00	$7,907,250.00
		iii.	Tranche A-3	5.162%	260	$260,600,000.00	$9,715,457.56
		iv.	All Recovery Bonds			$710,600,000.00	$25,281,332.56

	c)	Capital Subaccount				Required Level	Funding Required
		i.	Capital Subaccount			$3,553,000.00	$—

4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:
	a)	Expenses
		i.	Trustee Fees and Expenses; Indemnity Amounts				$—
		ii.	Servicing Fee				$256,605.56
		iii.	Administration Fee				$45,138.89
		iv.	Total Expenses				$301,744.45

	b)	Interest				Per $1,000 of Original Principal Amount	Interest Payable
		i.	Tranche A-1 Interest Payment			$34.04	$7,658,625.00
		ii.	Tranche A-2 Interest Payment			$35.14	$7,907,250.00
		iii.	Tranche A-3 Interest Payment			$37.28	$9,715,457.56
		iv.	Total Interest				$25,281,332.56

	c)	Principal				Per $1,000 of Original Principal Amount	Principal Payable
		i.	Tranche A-1 Principal Payment			$185.56	$41,751,857.18
		ii.	Tranche A-2 Principal Payment			$—	$—
		iii.	Tranche A-3 Principal Payment			$—	$—
		iv.	Total Principal				$41,751,857.18

	d)	Other Payments
		i.	Funding of Capital Subaccount (to required level)	$—
		ii.	Invested Capital Return from General Subaccount to Servicer	$206,010.81
		iii.	Deposit to Excess Funds Subaccount	$—
		iv.	Total Other Payments	$206,010.81

	e)	Aggregate Remittances		$67,540,945.00

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
	a)	Principal Outstanding
		i.	Tranche A-1	$183,248,142.82
		ii.	Tranche A-2	$225,000,000.00
		iii.	Tranche A-3	$260,600,000.00
		iv.	Aggregate Outstanding Amount of all Recovery Bonds	$668,848,142.82
	b)	Collection Account Balances
		i.	Excess Funds Subaccount Balance	$11,577,495.18
		ii.	Capital Subaccount Balance	$3,553,000.00
		iii.	Aggregate Collection Account Balance	$15,130,495.18

6.	Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):
		i.	Excess Funds Subaccount	$—
		ii.	Capital Subaccount	$—
		iii.	Total Withdrawals	$—

7.	Shortfalls in Interest and Principal Payments as of Current Payment Date:
	a)	Semi-annual Interest Shortfall
		i.	Tranche A-1 Interest Payment	$—
		ii.	Tranche A-2 Interest Payment	$—
		iii.	Tranche A-3 Interest Payment	$—
		iv.	Total	$—
	b)	Semi-annual Principal
		i.	Tranche A-1 Principal Payment	$—
		ii.	Tranche A-2 Principal Payment	$—
		iii.	Tranche A-3 Principal Payment	$—
		iv.	Total	$—

8.	Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:
		i.	Return on Invested Capital	$—

9.	Shortfalls in Required Subaccount Levels as of Current Payment Date:
		i.	Capital Subaccount	$—
1 Investment earnings transferred to General Subaccount.

NYSEG STORM FUNDING, LLC, as issuing entity
(Registrant)

Date:	October 24, 2025	By:	NEW YORK STATE ELECTRIC AND GAS CORPORATION, as Servicer
/s/ Michael G. Panichi
Michael G. Panichi
Vice President and Treasurer